UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 2000 pursuant to a request for confidential treatment and for which that confidential treatment expired on September 30, 2000.

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


      /S/ Henry H. Hopkins        Baltimore, Maryland      November 17, 2000
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total: 240,411

List of Other Included Managers: NONE

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                                                              FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ASPECT MEDICAL SYS INC         COMM STK         045235108     3179    89000 SH       SOLE           30500        0    58500
COMCAST CORPORATION            COMM STK         200300200     2787    64300 SH       SOLE            3500        0    60800
DONNELLEY (RR) & SONS          COMM STK         257867101     7234   345500 SH       SOLE          251500        0    94000
DOUBLECLICK INC.               COMM STK         258609304    81724   872600 SH       SOLE          112600        0   760000
GENE LOGIC INCORPORATED        COMM STK         368689105    10523   251300 SH       SOLE           85300        0   166000
GEORGIA PACIFIC CORP.          COMM STK         373298702     3665   143031 SH       SOLE           36531        0   106500
ISS GROUP, INC.                COMM STK         450306105    91651   793300 SH       SOLE          102900        0   690400
INFOCURE CORP.                 COMM STK         45665A108     4428   252100 SH       SOLE            1800        0   250300
INSWEB                         COMM STK         45809K103     4788   500700 SH       SOLE             700        0   500000
PRICELINE COM, INC.            COMM STK         741503106    26246   328200 SH       SOLE          158700        0   169500
VIROPHARMA, INC.               COMM STK         928241108     4186    68300 SH       SOLE               0        0    68300

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